DoubleLine Funds Trust

DoubleLine Multi-Asset Growth Fund

Supplement dated July 25, 2012 to the Prospectus for Class A and Class C shares of DoubleLine Multi-Asset Growth Fund

(the “Fund”) dated July 25, 2012.

This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

The DoubleLine Multi-Asset Growth Fund currently offers Class I shares (DMLIX) and Class A Shares (DMLAX) of the Fund only. Class I shares of the Fund are offered through a separate prospectus, which is available free of charge by calling 877-DLine11 (877-354-6311) or on the Fund’s website at www.doublelinefunds.com. Class C shares (DMLCX) of the Fund are not offered for sale at this time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

DLMAGACPROSUP

DoubleLine Funds Trust

DoubleLine Multi-Asset Growth Fund

Supplement dated July 25, 2012 to the Prospectus for Class N shares of DoubleLine Multi-Asset Growth Fund (the “Fund”) dated July 25, 2012.

This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

The DoubleLine Multi-Asset Growth Fund currently offers Class I shares (DMLIX) and Class A Shares (DMLAX) of the Fund only. These share classes are offered through separate prospectuses, which are available free of charge by calling 877-DLine11 (877-354-6311) or on the Fund’s website at www.doublelinefunds.com. Class N shares (DMLNX) of the Fund are not offered for sale at this time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

DLMAGNPROSUP